SCHEDULE OF THE MATURITIES OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total operating lease liabilities	$ 120,708	$ 144,901
Equipment Lease [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
2024	1,113
2025	278
Total future minimum lease payments	1,391
Less: imputed interest	(45)
Total operating lease liabilities	1,346
Office Lease Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
2024	47,443
2025	52,396
2027	20,904
2028	1,503
Total future minimum lease payments	122,246
Less: imputed interest	(2,884)
Total operating lease liabilities	$ 119,362